Additional Information on Consolidated Loss	12 Months Ended
Mar. 31, 2019
Profit Loss [Abstract]
Additional Information on Consolidated Loss
16.	Additional Information on Consolidated Loss

The following table provides additional information on the consolidated loss:

Year ended	March 31,
	2019	2018	2017
	$	$	$
Revenue – contingent rental (a)	1,814	1,319	817
Employee compensation costs	129,521	85,368	52,190
Tax credits	3,650	4,017	3,827
Selling expenses	19,897	9,168	5,624
General and administrative expenses	32,718	22,235	13,424

(a)The Company acts as a lessor in operating leases related to the use of premises to a shareholder exercising significant influence.